Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Legal reserve	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total Canon Inc. stockholders' equity	Non- controlling interests
Beginning Balance at Dec. 31, 2008	¥ 2,850,982	¥ 174,762	¥ 403,790	¥ 53,706	¥ 2,876,576	¥ (292,820)	¥ (556,222)	¥ 2,659,792	¥ 191,190
Equity transactions with noncontrolling interests and other	(873)		503					503	(1,376)
Dividends paid to Canon Inc. stockholders	(135,793)				(135,793)			(135,793)
Dividends paid to noncontrolling interests	(3,326)								(3,326)
Transfer to legal reserve				981	(981)
Comprehensive income (loss):
Net income	135,233				131,647			131,647	3,586
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	33,370					33,340		33,340	30
Net unrealized gains and losses on securities	2,217					2,150		2,150	67
Net gains and losses on derivative instruments	(1,423)					(1,422)		(1,422)	(1)
Pension liability adjustments	(945)					(2,066)		(2,066)	1,121
Total comprehensive income (loss)	168,452							163,649	4,803
Repurchase of treasury stock, net	(42)				(12)		(30)	(42)
Ending Balance at Dec. 31, 2009	2,879,400	174,762	404,293	54,687	2,871,437	(260,818)	(556,252)	2,688,109	191,291
Acquisition of subsidiaries	19,168								19,168
Equity transactions with noncontrolling interests and other	(5,884)		(3,787)		(13,453)	(680)	55,250	37,330	(43,214)
Dividends paid to Canon Inc. stockholders	(136,103)				(136,103)			(136,103)
Dividends paid to noncontrolling interests	(2,827)								(2,827)
Transfer to legal reserve				3,243	(3,243)
Comprehensive income (loss):
Net income	252,703				246,603			246,603	6,100
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(126,918)					(122,667)		(122,667)	(4,251)
Net unrealized gains and losses on securities	(146)					(222)		(222)	76
Net gains and losses on derivative instruments	767					833		833	(66)
Pension liability adjustments	(9,327)					(6,905)		(6,905)	(2,422)
Total comprehensive income (loss)	117,079							117,642	(563)
Repurchase of treasury stock, net	(61,196)		(81)		(4)		(61,111)	(61,196)
Ending Balance at Dec. 31, 2010	2,809,637	174,762	400,425	57,930	2,965,237	(390,459)	(562,113)	2,645,782	163,855
Equity transactions with noncontrolling interests and other	337		1,193		(609)			584	(247)
Dividends paid to Canon Inc. stockholders	(152,784)				(152,784)			(152,784)
Dividends paid to noncontrolling interests	(2,838)								(2,838)
Transfer to legal reserve				1,074	(1,074)
Comprehensive income (loss):
Net income	254,109				248,630			248,630	5,479
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(54,086)					(53,251)		(53,251)	(835)
Net unrealized gains and losses on securities	(2,116)					(2,017)		(2,017)	(99)
Net gains and losses on derivative instruments	(449)					(462)		(462)	13
Pension liability adjustments	(38,377)					(35,584)		(35,584)	(2,793)
Total comprehensive income (loss)	159,081							157,316	1,765
Repurchase of treasury stock, net	(99,766)		(46)		(102)		(99,618)	(99,766)
Ending Balance at Dec. 31, 2011	¥ 2,713,667	¥ 174,762	¥ 401,572	¥ 59,004	¥ 3,059,298	¥ (481,773)	¥ (661,731)	¥ 2,551,132	¥ 162,535